ING MUTUAL FUNDS

ING Global Bond Fund

(the “Fund”)

Supplement dated September 16, 2011

to the Fund’s Statement of Additional Information (“SAI”)

dated February 28, 2011; and to the Fund’s

Class R shares SAI dated August 5, 2011

Effective immediately, the Fund’s SAIs are hereby revised as follows:

The table in the section entitled “Investments, Strategies, and Risks” of ING Global Bond Fund’s SAIs is revised to include the following:

Asset Class/Investment Technique(1)	Global Bond
Interest/Principal Only Stripped Mortgage-Backed Securities	X

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE